DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the VF 401K Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan, which is sponsored by V.F. Corporation (“VF” or the “Company”), is a defined contribution plan under Section 401(k) of the Internal Revenue Code (“IRC”) covering substantially all U.S. employees of VF and its subsidiaries. Eligible employees may participate in the Plan upon attaining age 21 and completion of 3 months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The Plan Administrator is the VF Retirement Plans Committee (the “Committee”).
Contributions
Eligible employees may elect to contribute between 1% and 50% of their annual compensation on a pre-tax or Roth 401K basis or any combination of the two, as defined in the Plan, subject to certain IRC limitations. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. The Plan utilizes a safe harbor design under Internal Revenue Service (“IRS”) regulations in which employee pre-tax, Roth and employer matching contributions are not subject to discrimination testing. The Company matches 100% on the first 6% of eligible compensation that a participant contributes to the Plan on a pre-tax basis. The Plan includes an eligible automatic enrollment contribution arrangement. Participants are automatically enrolled at a 3% pre-tax deferral contribution upon attainment of the eligibility requirements, unless the Plan receives documentation from the participant before this date to do otherwise.
Participant Accounts
Individual accounts are maintained by the Plan’s record-keeper for each participant. Each participant’s account is credited with the participant’s contributions, the Company’s safe harbor matching contributions, and an allocation of investment funds’ earnings. Each participant's account is charged with benefit payments, loan withdrawals, and an allocation of administrative expenses and investment funds’ losses. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants immediately vest in their contributions, and in the Company’s safe harbor matching contributions, plus actual earnings thereon.
Investment Options
Fidelity Management Trust Company (“Fidelity”) currently serves as trustee for all Plan investments. Participants may direct the investment of their contributions and the Company’s safe harbor matching contributions into one or more formal investment options offered by the Plan, including collective investment trusts and the VF Corporation Common Stock fund, or into various other mutual funds and exchange-traded funds available through a self-directed brokerage account. The terms of the Plan also contain certain Employee Stock Ownership Plan (“ESOP”) features that are not currently in use by the Plan.
If a participant does not direct the investment of contributions, they will be invested in the age-appropriate target date fund. Participants may change their deferral percentage and investment direction at any time.
Voting Rights
Each participant is entitled to exercise voting rights for shares of VF Corporation Common Stock credited to their accounts at all times that VF Corporation shareholders vote. The participant is notified by the VF shareholder agent prior to the time such voting rights are to be exercised. Fidelity shall vote shares for which it has not received direction in the same proportion as directed shares were voted.
Payment of Benefits
Participants may withdraw the vested value of their accounts upon retirement, disability, death or termination of employment. Participants may elect to receive distributions in a lump sum or installments, or accounts may be rolled over into another IRS-approved tax deferral account. The Plan provides for mandatory distribution of account balances less than $7,000 following termination of employment with i) the automatic rollover to an Individual Retirement Account (“IRA”) of any mandatory distributions exceeding $1,000 but equal to or less than $7,000 for which the participant does not elect a direct rollover to an IRA or another qualified plan; and ii) a direct payment to the participant of any mandatory distributions less than $1,000. Hardship withdrawals are permitted on demonstration of financial hardship, and all fully vested balances are available for distribution after the participant reaches the age of 59 1/2.
Forfeitures
Upon a participant’s termination of employment, amounts not fully vested are forfeited. During the year ended December 31, 2025, forfeitures of approximately $265,000 were used to pay plan expenses. Unused forfeitures at December 31, 2025 and 2024 totaled approximately $172,000 and $151,000, respectively.
Notes Receivable from Participants
Participants may borrow the lesser of $50,000 or 50% of their vested account balance. They may borrow only from their employee contribution and rollover account balances. They may not borrow from the Company's safe harbor matching or retirement contribution account balances. They may have no more than two outstanding loans at any given time. Notes receivable are collateralized by the participant’s account balance. Participants are currently charged interest at the Reuters prime rate plus 1% on the first day of the month in which the loan is processed. Participants must repay the principal within 60 months, or 120 months if the loan is for the purchase of their primary residence. Repayments are made through payroll deductions. At termination of employment, a participant may elect to continue paying their outstanding loan directly through Fidelity. At December 31, 2025, loan interest rates ranged from 3.25% to 9.50%.
Regulatory Matters
SECURE 2.0 Act
In 2019, Congress passed the Setting Every Community Up for Retirement Enhancement ("SECURE") Act to help individuals better prepare for retirement. On December 29, 2022, the SECURE 2.0 Act was signed into law to address additional issues related to retirement and savings. In 2023, the Plan increased the Minimum Required Distribution ("MRD") age from age 72 to 73 and reduced the penalty for failure to take an MRD. In 2024, the Plan increased the mandatory distribution limit for terminated account balances from $5,000 to $7,000. The Plan permits certain participant withdrawals and contribution features authorized under the SECURE Act of 2019 and the SECURE 2.0 Act of 2022. These include SECURE 2.0 withdrawal provisions and enhanced catch-up contributions for eligible participants who have attained specified ages, effective in 2025, and required Roth treatment of certain catch up contributions which is effective January 1, 2026 subject to applicable law and Plan provisions.